Group Companies	6 Months Ended
Jun. 30, 2024
Group Companies [Abstract]
Group companies
19.	Group companies

Entity name	Country of incorporation	Principal activities	Group interest at June 30, 2023
Fusion Fuel Portugal, S.A.	Portugal	Operating company	100%
Fuel Cell Évora, Unipessoal LDA	Portugal	Hydrogen production	100%
Fuel Cell Évora I, Unipessoal LDA	Portugal	Hydrogen production	100%
Fusion Fuel USA, Inc.	United States	Operating company	100%
Fusion Fuel Spain, S.L.	Spain	Hydrogen production	50%
Fusion Fuel Australia, PTY Ltd	Australia	Hydrogen production	100%
Fusion Fuel Australia – Pilot PTY Ltd	Australia	Hydrogen production	100%
Hevo Sines, Unipessoal LDA	Portugal	Hydrogen production	100%
Hevo Sines II, Unipessoal LDA	Portugal	Hydrogen production	100%
Hevo Sines III, Unipessoal LDA	Portugal	Hydrogen production	100%
Hevo Portugal, Unipessoal, LDA	Portugal	Hydrogen production	100%
Hanoi Asset Management, S.L.	Spain	No activity to date	100%
Hevo Aveiro, Unipessoal LDA	Portugal	Hydrogen production	100%

Note that the group companies have significantly changed post the reporting period due to the insolvency of Fusion Fuel Portugal, the merger with QIND and the subsequent incorporations of Bright Hydrogen Solutions.